Benefit Plans - Summary of Benefit Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Benefit Plan
2023	$ 285
2024	304
2025	333
2026	318
2027	613
2028-2032	3,795
Total	$ 5,648